NOTE 30. CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
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	Amounts due to related companies	Other liabilities	Bank borrowings, net	Amount due to holding company	Convertible promissory notes	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Total
	A$	A$	A$	A$	A$	A$	A$	A$	A$

Beginning balance as of 1 January 2021	237,674	211,567	-	532,718	2,196,049	-	1,478,540	13,187,968	17,844,516

Cash flows from financing activities	-	-	-	(562,201)	-	(138,156)	-	16,054,409	15,354,052
Inception of lease	-	-	-	-	-	2,086,229	-	-	2,086,229
Interest	-	-	-	-	1,848,947	28,371	-	-	1,877,318
Put option liabilities in convertible bonds issued	-	-	-	-	-	-	-	-	-
Fair value change					-		842,463		842,463
Disposal of plant and equipment	(4,951)	-	-	-	-	-	-	-	(4,951)
Foreign exchange movement	14,683	-	-	29,483	266,420	(146,945)	-	-	163,641

Ending balance as of 31 December 2021	247,406	211,567	-	-	4,311,416	1,829,499	2,321,003	29,242,377	38,163,268

NOTE 30. CASH FLOW INFORMATION

	Amounts due to related companies	Other liabilities	Bank borrowings, net	Amount due to holding company	Convertible promissory notes	Convertible bonds by a subsidiary	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Total
	A$	A$	A$	A$	A$	A$	A$	A$	A$	A$

Beginning balance as of 1 January 2020	6,101,850	1,761,309	915,300	582,832	-	4,420,899	1,168,607	-	-	14,950,797

Cash flows from financing activities	840,509	211,567	-	-	4,913,100	(4,668,195)	(320,851)	-	13,187,968	14,164,098
Non-cash movement:
Settled by issuing convertible promissory note	-	(1,761,309)	-	-	-	-	-	-	-	(1,761,309)
Fair value change	-	-	-	-	-	-	-	(2,312,197)	-	(2,312,197)
Put option liabilities in convertible bonds issued	-	-	-	-	(3,790,737)	-	-	3,790,737	-	-
Interest	-	-	-	-	1,508,421	-	-	-	-	1,508,421
Disposal of plant and equipment	(6,689,290)	-	(966,747)	-	-	-	(925,042)	-	-	(8,581,079)
Foreign exchange movement	(15,395)	-	51,447	(50,114)	(434,735)	247,296	77,286	-	-	(124,215)
Ending balance as of 31 December 2020	237,674	211,567	-	532,718	2,196,049	-	-	1,478,540	13,187,968	17,844,516

NOTE 30. CASH FLOW INFORMATION

	Amounts due to related companies	Other liabilities	Bank borrowings, net	Amount due to holding company	Obligation under finance lease	Convertible bonds by a subsidiary	Lease liabilities	Derivative embedded in convertible bonds issued	Total
	A$	A$	A$	A$	A$	A$	A$	A$	A$

Beginning balance as of 1 January 2019	2,130,368	-	814,365	172,773	-	3,280,744	1,163,778	126,095	7,688,123

Cash flows from financing activities	3,954,460	2,610,091	90,049	501,343	-	-	(573,010)	-	6,583,113
Non-cash movement:
Unpaid interest	-	-	-	-	-	1,107,310	109,027	-	1,216,337
Interest	-	-	-	(96,965)	-	-	648	-	(96,317)
Inception of new lease	-	-	-	-	-	-	458,990	-	458,990
Fair value change	-	-	-	-	-	-	-	(127,551)	(127,551)
Disposal of plant and equipment	-	(848,782)	-	-	-	-	-	-	(848,782)
Foreign exchange movement	16,842	-	10,886	5,681	-	32,845	9,174	1,456	76,884

Ending balance as of 31 December 2019	6,101,850	1,761,309	915,300	582,832	-	4,420,899	1,168,607	-	14,950,797

NOTE 30. CASH FLOW INFORMATION (Continued)

(b)       Net cash inflows / (outflows) from changes in working capital

Ne tCash Inflows / (Outflows)

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Cash flows from changes in working capital
(Increase) / Decrease in assets:
Trade and other receivables	(105,014)	(1,016,464)	(137,579)
Inventories	-	142,608	405,891
Other assets	(295,635)	(1,659,728)	(361,676)
Increase / (Decrease) in liabilities:
Trade and other liabilities	(318,544)	347,308	1,876,414
Net cash (outflows)/ inflows from changes in working capital	(719,193)	(2,186,276)	1,783,050